Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
DiamiR Biosciences Corp. [Member]
Prepaid Expenses and Other Current Assets [Line Items]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	February 28, 2026	May 31, 2025
Advances to suppliers	$—	$45,252
Other	10,513	1,397
Total	$10,513	$46,649

NOTE 4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	May 31, 2025	May 31, 2024
Deferred costs of equity financing	$—	$114,000
Advances to suppliers	45,252	—
Other	1,397	6,139
Total	$46,649	$120,139